Financial Statements

Variflex Separate Account
Year Ended December 31, 2020
With Report of Independent Registered Public Accounting Firm

Variflex Separate Account

Financial Statements

Year Ended December 31, 2020

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets	4

Statements of Operations and Change in Net Assets	5

Notes to Financial Statements	19
1. Organization and Significant Accounting Policies	19
2. Variable Annuity Contract Charges	24
3. Summary of Unit Transactions	25
4. Financial Highlights	27
5. Subsequent Events	36

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of Variflex Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variflex Separate Account (the Separate Account), as of December 31, 2020 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ ERNST & YOUNG LLP
We have served as the Separate Account’s auditor since 1984.

Kansas City, MO
April 28, 2021

Appendix

Subaccounts comprising Variflex Separate Account

Subaccounts	Statements of operations and changes in net assets
American Century VP Ultra®	For each of the two years in the period ended December 31, 2020
American Century VP Value	For each of the two years in the period ended December 31, 2020
BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2020
ClearBridge Variable Aggressive Growth	For each of the two years in the period ended December 31, 2020
ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2020
Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Alpha Opportunity	For each of the two years in the period ended December 31, 2020
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2020
Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2020
Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2020
Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2020
Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Main Street Small Cap Fund	For each of the two years in the period ended December 31, 2020
Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2020
Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2020
Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2020
Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2020
Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2020
Invesco V.I. International Growth	For each of the two years in the period ended December 31, 2020
Invesco V.I. Mid Cap Core Equity	For each of the two years in the period ended December 31, 2020
Invesco V.I. Value Opportunities	For each of the two years in the period ended December 31, 2020
MFS® VIT II Research International	For each of the two years in the period ended December 31, 2020
MFS® VIT Total Return	For each of the two years in the period ended December 31, 2020
MFS® VIT Utilities	For each of the two years in the period ended December 31, 2020
Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2020
PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2020
PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2020
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2020
PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2020
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2020
Royce Micro-Cap	For each of the two years in the period ended December 31, 2020

Statements of Net Assets
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values

American Century VP Ultra®	1,909,879	$ 31,515,478	$ 51,089,255	$ 51,089,255	1,076,598	$ 47.45	$ 47.45
American Century VP Value	5,638,713	54,719,486	63,097,202	63,097,202	2,419,376	26.08	26.08
BNY Mellon IP Technology Growth	451,906	9,502,010	15,342,213	15,342,213	254,944	60.20	60.20
ClearBridge Variable Aggressive Growth	305,662	7,836,422	9,013,975	9,013,975	292,187	30.88	30.88
ClearBridge Variable Small Cap Growth	229,406	6,089,437	8,396,269	8,396,269	171,846	48.86	48.86
Guggenheim VIF All Cap Value	1,917,750	45,211,993	59,565,311	59,565,311	973,006	61.25	64.43
Guggenheim VIF Alpha Opportunity	110,529	1,728,481	1,638,039	1,638,039	78,674	20.89	20.89
Guggenheim VIF High Yield	405,337	11,681,803	11,150,819	11,150,819	295,330	37.81	39.72
Guggenheim VIF Large Cap Value	4,244,569	125,863,134	159,638,255	159,638,255	1,092,023	49.08	146.32
Guggenheim VIF Long Short Equity	115,017	1,586,961	1,656,240	1,656,240	112,681	14.68	14.68
Guggenheim VIF Managed Asset Allocation	757,419	16,911,894	25,305,355	25,305,355	576,773	43.88	46.16
Guggenheim VIF Small Cap Value	765,899	23,285,176	28,560,360	28,560,360	494,861	57.71	60.17
Guggenheim VIF SMid Cap Value	1,518,935	74,061,669	103,758,472	103,758,472	818,159	126.87	133.09
Guggenheim VIF StylePlus Large Core	3,798,982	119,790,114	187,593,745	187,593,745	1,175,094	58.82	159.70
Guggenheim VIF StylePlus Large Growth	1,178,671	18,294,868	30,397,930	30,397,930	956,263	31.84	33.27
Guggenheim VIF StylePlus Mid Growth	2,109,842	82,635,280	152,879,173	152,879,173	1,046,584	118.37	146.11
Guggenheim VIF StylePlus Small Growth	583,212	14,636,920	26,192,036	26,192,036	514,974	50.86	53.31
Guggenheim VIF Total Return Bond	1,700,780	26,211,436	30,784,120	30,784,120	625,500	27.10	49.24
Guggenheim VIF World Equity Income	6,472,709	56,182,227	95,731,361	95,731,361	1,642,120	56.05	58.27
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (a)	63,598	4,352,059	6,235,808	6,235,808	188,808	33.03	33.03
Invesco Oppenheimer V.I. Main Street Small Cap Fund	272,080	6,137,496	7,321,674	7,321,674	202,454	36.16	36.16
Invesco V.I. Comstock	383,418	6,279,683	6,161,525	6,161,525	278,481	22.13	22.13
Invesco V.I. Equity and Income	818,893	13,526,043	14,592,674	14,592,674	631,766	23.10	23.10
Invesco V.I. Global Real Estate	356,232	5,741,298	5,233,046	5,233,046	234,915	22.28	22.28
Invesco V.I. Government Money Market (b)	10,065,108	10,065,108	10,065,108	10,065,108	1,028,992	9.79	9.88
Invesco V.I. Government Securities	324,673	3,800,932	3,870,103	3,870,103	301,620	12.84	12.84
Invesco V.I. Health Care	257,198	7,090,639	8,664,986	8,664,986	250,171	34.64	34.64
Invesco V.I. International Growth	364,482	11,937,622	15,264,504	15,264,504	690,486	22.11	22.11
Invesco V.I. Mid Cap Core Equity	341,139	4,040,580	3,493,263	3,493,263	139,069	25.15	25.15
Invesco V.I. Value Opportunities	338,947	2,136,566	1,901,495	1,901,495	108,919	17.48	17.48
MFS® VIT II Research International	1,416,758	21,830,562	25,359,960	25,359,960	1,412,081	17.97	17.97
MFS® VIT Total Return	511,451	11,383,175	13,041,988	13,041,988	612,965	21.29	21.29
MFS® VIT Utilities	298,939	8,707,530	10,370,184	10,370,184	323,158	32.09	32.09
Neuberger Berman AMT Sustainable Equity	1,483,654	26,218,017	45,666,861	45,666,861	1,059,233	43.14	44.44
PIMCO VIT All Asset	336,817	3,571,555	3,728,566	3,728,566	191,870	19.45	19.45
PIMCO VIT CommodityRealReturn Strategy	172,200	1,504,571	1,041,812	1,041,812	177,187	5.88	5.88
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	390,930	4,228,018	4,394,053	4,394,053	239,049	18.38	18.38
PIMCO VIT Low Duration	1,455,449	15,001,423	15,107,558	15,107,558	1,143,661	13.22	13.22
PIMCO VIT Real Return	899,364	11,669,719	12,519,142	12,519,142	744,814	16.81	16.81
Royce Micro-Cap	193,465	2,027,062	2,304,165	2,304,165	110,420	20.89	20.89

(a) Merger. See Note 1.
(b) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account
Statements of Operations and Change in Net Assets
Years Ended December 31, 2020 and 2019, Except as Noted

	American Century VP Ultra®	American Century VP Value	BNY Mellon IP Technology Growth
Net assets as of December 31, 2018	$42,212,088	$32,165,017	$7,787,977
Investment income (loss):
Dividend distributions	-	666,419	-
Investment Expenses:
Mortality and expense risk and administrative charges	(505,958)	(422,491)	(100,441)
Net investment income (loss)	(505,958)	243,928	(100,441)
Increase (decrease) in net assets from operations:
Capital gain distributions	5,274,635	2,064,910	998,371
Realized capital gain (loss) on investments	2,399,989	906,185	376,017
Change in unrealized appreciation (depreciation)	5,517,890	4,319,874	461,551
Net gain (loss) on investments	13,192,514	7,290,969	1,835,939
Net increase (decrease) in net assets from operations	12,686,556	7,534,897	1,735,498
Contract owner transactions:
Variable annuity deposits	1,130,118	1,167,665	362,541
Terminations, withdrawals and annuity payments	(3,361,676)	(1,675,081)	(927,093)
Transfers between subaccounts, net	(10,787,030)	(10,034,767)	(776,815)
Maintenance charges and mortality adjustments	(19,292)	(6,155)	(2,967)
Increase (decrease) in net assets from contract transactions	(13,037,880)	(10,548,338)	(1,344,334)
Total increase (decrease) in net assets	(351,324)	(3,013,441)	391,164
Net assets as of December 31, 2019	$41,860,764	$29,151,576	$8,179,141
Investment income (loss):
Dividend distributions	-	1,193,410	7,077
Investment Expenses:
Mortality and expense risk and administrative charges	(547,193)	(581,046)	(133,233)
Net investment income (loss)	(547,193)	612,364	(126,156)
Increase (decrease) in net assets from operations:
Capital gain distributions	4,436,361	1,027,088	1,132,598
Realized capital gain (loss) on investments	4,563,760	105,663	496,208
Change in unrealized appreciation (depreciation)	10,583,036	4,630,242	4,422,285
Net gain (loss) on investments	19,583,157	5,762,993	6,051,091
Net increase (decrease) in net assets from operations	19,035,964	6,375,357	5,924,935
Contract owner transactions:
Variable annuity deposits	1,910,519	2,215,740	292,628
Terminations, withdrawals and annuity payments	(2,250,770)	(2,515,690)	(837,453)
Transfers between subaccounts, net	(9,452,955)	27,879,975	1,787,083
Maintenance charges and mortality adjustments	(14,267)	(9,756)	(4,121)
Increase (decrease) in net assets from contract transactions	(9,807,473)	27,570,269	1,238,137
Total increase (decrease) in net assets	9,228,491	33,945,626	7,163,072
Net assets as of December 31, 2020	$51,089,255	$63,097,202	$15,342,213

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	ClearBridge Variable Aggressive Growth	ClearBridge Variable Small Cap Growth	Guggenheim VIF All Cap Value
Net assets as of December 31, 2018	$8,886,542	$5,223,073	$59,349,777
Investment income (loss):
Dividend distributions	65,168	-	945,296
Investment Expenses:
Mortality and expense risk and administrative charges	(109,712)	(76,380)	(766,751)
Net investment income (loss)	(44,544)	(76,380)	178,545
Increase (decrease) in net assets from operations:
Capital gain distributions	162,381	594,129	5,004,379
Realized capital gain (loss) on investments	10,630	172,601	2,123,523
Change in unrealized appreciation (depreciation)	1,758,854	654,024	5,351,238
Net gain (loss) on investments	1,931,865	1,420,754	12,479,140
Net increase (decrease) in net assets from operations	1,887,321	1,344,374	12,657,685
Contract owner transactions:
Variable annuity deposits	400,841	277,422	938,958
Terminations, withdrawals and annuity payments	(1,065,199)	(825,688)	(5,658,411)
Transfers between subaccounts, net	(963,924)	420,943	(1,372,889)
Maintenance charges and mortality adjustments	(3,858)	(2,268)	(14,019)
Increase (decrease) in net assets from contract transactions	(1,632,140)	(129,591)	(6,106,361)
Total increase (decrease) in net assets	255,181	1,214,783	6,551,324
Net assets as of December 31, 2019	$9,141,723	$6,437,856	$65,901,101
Investment income (loss):
Dividend distributions	45,956	-	981,465
Investment Expenses:
Mortality and expense risk and administrative charges	(97,884)	(78,808)	(654,592)
Net investment income (loss)	(51,928)	(78,808)	326,873
Increase (decrease) in net assets from operations:
Capital gain distributions	762,815	565,005	2,912,985
Realized capital gain (loss) on investments	66,007	133,065	1,168,302
Change in unrealized appreciation (depreciation)	406,246	1,827,426	(4,832,314)
Net gain (loss) on investments	1,235,068	2,525,496	(751,027)
Net increase (decrease) in net assets from operations	1,183,140	2,446,688	(424,154)
Contract owner transactions:
Variable annuity deposits	280,620	232,779	1,113,893
Terminations, withdrawals and annuity payments	(587,743)	(644,188)	(4,616,972)
Transfers between subaccounts, net	(1,000,026)	(74,756)	(2,394,505)
Maintenance charges and mortality adjustments	(3,739)	(2,110)	(14,052)
Increase (decrease) in net assets from contract transactions	(1,310,888)	(488,275)	(5,911,636)
Total increase (decrease) in net assets	(127,748)	1,958,413	(6,335,790)
Net assets as of December 31, 2020	$9,013,975	$8,396,269	$59,565,311

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF Alpha Opportunity	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value
Net assets as of December 31, 2018	$2,853,336	$11,826,269	$160,802,608
Investment income (loss):
Dividend distributions	4,153	959,905	2,989,804
Investment Expenses:
Mortality and expense risk and administrative charges	(30,570)	(147,501)	(2,056,191)
Net investment income (loss)	(26,417)	812,404	933,613
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	10,571,178
Realized capital gain (loss) on investments	(41,959)	(215,741)	5,362,752
Change in unrealized appreciation (depreciation)	(33,808)	594,006	14,428,665
Net gain (loss) on investments	(75,767)	378,265	30,362,595
Net increase (decrease) in net assets from operations	(102,184)	1,190,669	31,296,208
Contract owner transactions:
Variable annuity deposits	38,248	245,248	2,216,397
Terminations, withdrawals and annuity payments	(285,459)	(1,506,313)	(16,760,066)
Transfers between subaccounts, net	(319,791)	268,888	(3,096,279)
Maintenance charges and mortality adjustments	(365)	(3,855)	(19,150)
Increase (decrease) in net assets from contract transactions	(567,367)	(996,032)	(17,659,098)
Total increase (decrease) in net assets	(669,551)	194,637	13,637,110
Net assets as of December 31, 2019	$2,183,785	$12,020,906	$174,439,718
Investment income (loss):
Dividend distributions	10,411	819,975	2,991,289
Investment Expenses:
Mortality and expense risk and administrative charges	(21,398)	(129,225)	(1,751,973)
Net investment income (loss)	(10,987)	690,750	1,239,316
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	10,179,020
Realized capital gain (loss) on investments	(61,433)	(429,591)	2,259,428
Change in unrealized appreciation (depreciation)	28,293	105,365	(14,223,220)
Net gain (loss) on investments	(33,140)	(324,226)	(1,784,772)
Net increase (decrease) in net assets from operations	(44,127)	366,524	(545,456)
Contract owner transactions:
Variable annuity deposits	23,416	260,615	1,767,331
Terminations, withdrawals and annuity payments	(147,674)	(1,111,977)	(12,483,280)
Transfers between subaccounts, net	(376,991)	(382,074)	(3,499,880)
Maintenance charges and mortality adjustments	(370)	(3,175)	(40,178)
Increase (decrease) in net assets from contract transactions	(501,619)	(1,236,611)	(14,256,007)
Total increase (decrease) in net assets	(545,746)	(870,087)	(14,801,463)
Net assets as of December 31, 2020	$1,638,039	$11,150,819	$159,638,255

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF Long Short Equity	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Small Cap Value
Net assets as of December 31, 2018	$2,147,387	$23,033,276	$29,619,371
Investment income (loss):
Dividend distributions	12,028	406,263	250,027
Investment Expenses:
Mortality and expense risk and administrative charges	(25,180)	(297,681)	(383,277)
Net investment income (loss)	(13,152)	108,582	(133,250)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	196,108	1,856,180
Realized capital gain (loss) on investments	(17,915)	919,674	1,025,034
Change in unrealized appreciation (depreciation)	110,512	2,934,282	3,256,579
Net gain (loss) on investments	92,597	4,050,064	6,137,793
Net increase (decrease) in net assets from operations	79,445	4,158,646	6,004,543
Contract owner transactions:
Variable annuity deposits	66,004	817,710	642,224
Terminations, withdrawals and annuity payments	(240,667)	(2,453,624)	(3,101,956)
Transfers between subaccounts, net	(142,414)	(262,258)	(911,199)
Maintenance charges and mortality adjustments	(401)	(4,540)	(6,982)
Increase (decrease) in net assets from contract transactions	(317,478)	(1,902,712)	(3,377,913)
Total increase (decrease) in net assets	(238,033)	2,255,934	2,626,630
Net assets as of December 31, 2019	$1,909,354	$25,289,210	$32,246,001
Investment income (loss):
Dividend distributions	14,873	362,454	272,093
Investment Expenses:
Mortality and expense risk and administrative charges	(20,971)	(286,467)	(307,302)
Net investment income (loss)	(6,098)	75,987	(35,209)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,397,696	1,969,514
Realized capital gain (loss) on investments	(13,176)	1,066,477	239,149
Change in unrealized appreciation (depreciation)	71,273	(20,105)	(3,365,894)
Net gain (loss) on investments	58,097	2,444,068	(1,157,231)
Net increase (decrease) in net assets from operations	51,999	2,520,055	(1,192,440)
Contract owner transactions:
Variable annuity deposits	87,421	395,658	660,860
Terminations, withdrawals and annuity payments	(230,812)	(2,778,810)	(1,959,723)
Transfers between subaccounts, net	(161,434)	(113,600)	(1,186,732)
Maintenance charges and mortality adjustments	(288)	(7,158)	(7,606)
Increase (decrease) in net assets from contract transactions	(305,113)	(2,503,910)	(2,493,201)
Total increase (decrease) in net assets	(253,114)	16,145	(3,685,641)
Net assets as of December 31, 2020	$1,656,240	$25,305,355	$28,560,360

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF SMid Cap Value	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth
Net assets as of December 31, 2018	$101,817,730	$149,794,031	$18,456,578
Investment income (loss):
Dividend distributions	1,003,345	3,484,153	428,867
Investment Expenses:
Mortality and expense risk and administrative charges	(1,345,044)	(1,990,375)	(262,246)
Net investment income (loss)	(341,699)	1,493,778	166,621
Increase (decrease) in net assets from operations:
Capital gain distributions	11,848,153	9,090,624	1,870,861
Realized capital gain (loss) on investments	3,783,861	5,470,139	619,331
Change in unrealized appreciation (depreciation)	9,389,105	24,664,736	3,249,694
Net gain (loss) on investments	25,021,119	39,225,499	5,739,886
Net increase (decrease) in net assets from operations	24,679,420	40,719,277	5,906,507
Contract owner transactions:
Variable annuity deposits	2,202,293	2,608,505	578,606
Terminations, withdrawals and annuity payments	(10,446,153)	(16,254,092)	(1,905,678)
Transfers between subaccounts, net	(2,440,138)	(2,707,395)	491,107
Maintenance charges and mortality adjustments	(25,466)	(41,696)	(8,186)
Increase (decrease) in net assets from contract transactions	(10,709,464)	(16,394,678)	(844,151)
Total increase (decrease) in net assets	13,969,956	24,324,599	5,062,356
Net assets as of December 31, 2019	$115,787,686	$174,118,630	$23,518,934
Investment income (loss):
Dividend distributions	1,189,834	2,750,374	326,608
Investment Expenses:
Mortality and expense risk and administrative charges	(1,145,694)	(1,985,587)	(304,061)
Net investment income (loss)	44,140	764,787	22,547
Increase (decrease) in net assets from operations:
Capital gain distributions	3,770,448	7,212,164	1,119,155
Realized capital gain (loss) on investments	2,831,214	5,102,627	1,324,708
Change in unrealized appreciation (depreciation)	(5,286,459)	14,292,706	5,746,520
Net gain (loss) on investments	1,315,203	26,607,497	8,190,383
Net increase (decrease) in net assets from operations	1,359,343	27,372,284	8,212,930
Contract owner transactions:
Variable annuity deposits	2,104,822	2,888,724	612,232
Terminations, withdrawals and annuity payments	(8,739,218)	(12,901,335)	(2,353,034)
Transfers between subaccounts, net	(6,730,854)	(3,828,613)	414,703
Maintenance charges and mortality adjustments	(23,307)	(55,945)	(7,835)
Increase (decrease) in net assets from contract transactions	(13,388,557)	(13,897,169)	(1,333,934)
Total increase (decrease) in net assets	(12,029,214)	13,475,115	6,878,996
Net assets as of December 31, 2020	$103,758,472	$187,593,745	$30,397,930

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond
Net assets as of December 31, 2018	$109,865,085	$19,632,700	$28,798,889
Investment income (loss):
Dividend distributions	1,000,556	134,775	758,084
Investment Expenses:
Mortality and expense risk and administrative charges	(1,480,816)	(261,324)	(342,099)
Net investment income (loss)	(480,260)	(126,549)	415,985
Increase (decrease) in net assets from operations:
Capital gain distributions	11,068,570	2,279,520	-
Realized capital gain (loss) on investments	7,287,234	838,848	337,461
Change in unrealized appreciation (depreciation)	14,940,829	1,615,732	158,718
Net gain (loss) on investments	33,296,633	4,734,100	496,179
Net increase (decrease) in net assets from operations	32,816,373	4,607,551	912,164
Contract owner transactions:
Variable annuity deposits	2,390,648	349,777	1,946,737
Terminations, withdrawals and annuity payments	(9,826,379)	(2,130,382)	(2,875,428)
Transfers between subaccounts, net	(9,568,341)	(361,519)	(1,360,618)
Maintenance charges and mortality adjustments	(29,471)	(5,002)	(6,491)
Increase (decrease) in net assets from contract transactions	(17,033,543)	(2,147,126)	(2,295,800)
Total increase (decrease) in net assets	15,782,830	2,460,425	(1,383,636)
Net assets as of December 31, 2019	$125,647,915	$22,093,125	$27,415,253
Investment income (loss):
Dividend distributions	1,718,487	267,559	520,430
Investment Expenses:
Mortality and expense risk and administrative charges	(1,505,344)	(248,293)	(353,543)
Net investment income (loss)	213,143	19,266	166,887
Increase (decrease) in net assets from operations:
Capital gain distributions	6,160,713	-	-
Realized capital gain (loss) on investments	4,374,402	648,767	613,575
Change in unrealized appreciation (depreciation)	25,215,286	5,335,863	2,715,185
Net gain (loss) on investments	35,750,401	5,984,630	3,328,760
Net increase (decrease) in net assets from operations	35,963,544	6,003,896	3,495,647
Contract owner transactions:
Variable annuity deposits	3,352,510	353,182	2,660,161
Terminations, withdrawals and annuity payments	(8,142,811)	(1,247,440)	(3,133,532)
Transfers between subaccounts, net	(3,912,734)	(1,005,983)	357,022
Maintenance charges and mortality adjustments	(29,251)	(4,744)	(10,431)
Increase (decrease) in net assets from contract transactions	(8,732,286)	(1,904,985)	(126,780)
Total increase (decrease) in net assets	27,231,258	4,098,911	3,368,867
Net assets as of December 31, 2020	$152,879,173	$26,192,036	$30,784,120

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF World Equity Income	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (a)	Invesco Oppenheimer V.I. Main Street Small Cap Fund
Net assets as of December 31, 2018	$92,319,109	$4,148,930	$6,526,547
Investment income (loss):
Dividend distributions	2,678,253	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,172,294)	(57,608)	(84,776)
Net investment income (loss)	1,505,959	(57,608)	(84,776)
Increase (decrease) in net assets from operations:
Capital gain distributions	5,345,906	695,525	659,065
Realized capital gain (loss) on investments	4,859,441	91,344	(58,519)
Change in unrealized appreciation (depreciation)	5,848,706	560,214	1,016,864
Net gain (loss) on investments	16,054,053	1,347,083	1,617,410
Net increase (decrease) in net assets from operations	17,560,012	1,289,475	1,532,634
Contract owner transactions:
Variable annuity deposits	1,451,598	328,093	301,806
Terminations, withdrawals and annuity payments	(8,950,298)	(888,882)	(785,570)
Transfers between subaccounts, net	(2,569,307)	(227,857)	(244,436)
Maintenance charges and mortality adjustments	(19,061)	(2,727)	(2,721)
Increase (decrease) in net assets from contract transactions	(10,087,068)	(791,373)	(730,921)
Total increase (decrease) in net assets	7,472,944	498,102	801,713
Net assets as of December 31, 2019	$99,792,053	$4,647,032	$7,328,260
Investment income (loss):
Dividend distributions	2,626,002	-	22,002
Investment Expenses:
Mortality and expense risk and administrative charges	(1,062,480)	(59,228)	(74,858)
Net investment income (loss)	1,563,522	(59,228)	(52,856)
Increase (decrease) in net assets from operations:
Capital gain distributions	917,399	1,271,737	87,738
Realized capital gain (loss) on investments	3,712,788	(1,241,705)	(136,297)
Change in unrealized appreciation (depreciation)	(2,026,282)	1,740,148	1,157,801
Net gain (loss) on investments	2,603,905	1,770,180	1,109,242
Net increase (decrease) in net assets from operations	4,167,427	1,710,952	1,056,386
Contract owner transactions:
Variable annuity deposits	2,003,548	428,142	211,187
Terminations, withdrawals and annuity payments	(7,247,603)	(443,791)	(541,800)
Transfers between subaccounts, net	(2,962,677)	(104,603)	(730,209)
Maintenance charges and mortality adjustments	(21,387)	(1,924)	(2,150)
Increase (decrease) in net assets from contract transactions	(8,228,119)	(122,176)	(1,062,972)
Total increase (decrease) in net assets	(4,060,692)	1,588,776	(6,586)
Net assets as of December 31, 2020	$95,731,361	$6,235,808	$7,321,674

(a) Merger. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variflex Separate Account
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. Comstock	Invesco V.I. Equity and Income	Invesco V.I. Global Real Estate
Net assets as of December 31, 2018	$7,144,653	$12,805,989	$5,863,804
Investment income (loss):
Dividend distributions	136,730	335,497	293,462
Investment Expenses:
Mortality and expense risk and administrative charges	(96,581)	(171,796)	(78,956)
Net investment income (loss)	40,149	163,701	214,506
Increase (decrease) in net assets from operations:
Capital gain distributions	1,044,056	1,045,709	7,504
Realized capital gain (loss) on investments	17,430	101,741	74,894
Change in unrealized appreciation (depreciation)	548,882	1,062,342	943,277
Net gain (loss) on investments	1,610,368	2,209,792	1,025,675
Net increase (decrease) in net assets from operations	1,650,517	2,373,493	1,240,181
Contract owner transactions:
Variable annuity deposits	274,676	498,397	254,721
Terminations, withdrawals and annuity payments	(713,563)	(1,542,762)	(600,394)
Transfers between subaccounts, net	238,427	685,678	(149,894)
Maintenance charges and mortality adjustments	(2,268)	(3,355)	(2,176)
Increase (decrease) in net assets from contract transactions	(202,728)	(362,042)	(497,743)
Total increase (decrease) in net assets	1,447,789	2,011,451	742,438
Net assets as of December 31, 2019	$8,592,442	$14,817,440	$6,606,242
Investment income (loss):
Dividend distributions	119,825	294,063	258,706
Investment Expenses:
Mortality and expense risk and administrative charges	(73,623)	(161,659)	(64,292)
Net investment income (loss)	46,202	132,404	194,414
Increase (decrease) in net assets from operations:
Capital gain distributions	148,988	607,909	144,501
Realized capital gain (loss) on investments	(470,577)	(56,135)	(96,267)
Change in unrealized appreciation (depreciation)	(289,227)	358,279	(1,150,801)
Net gain (loss) on investments	(610,816)	910,053	(1,102,567)
Net increase (decrease) in net assets from operations	(564,614)	1,042,457	(908,153)
Contract owner transactions:
Variable annuity deposits	233,147	390,221	228,129
Terminations, withdrawals and annuity payments	(474,149)	(1,210,669)	(511,184)
Transfers between subaccounts, net	(1,623,513)	(443,698)	(180,521)
Maintenance charges and mortality adjustments	(1,788)	(3,077)	(1,467)
Increase (decrease) in net assets from contract transactions	(1,866,303)	(1,267,223)	(465,043)
Total increase (decrease) in net assets	(2,430,917)	(224,766)	(1,373,196)
Net assets as of December 31, 2020	$6,161,525	$14,592,674	$5,233,046

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. Government Money Market_(b)	Invesco V.I. Government Securities	Invesco V.I. Health Care
Net assets as of December 31, 2018	$8,703,524	$3,676,208	$6,546,930
Investment income (loss):
Dividend distributions	115,512	77,077	3,176
Investment Expenses:
Mortality and expense risk and administrative charges	(84,907)	(43,187)	(88,686)
Net investment income (loss)	30,605	33,890	(85,510)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	176,539
Realized capital gain (loss) on investments	-	(9,085)	(39,056)
Change in unrealized appreciation (depreciation)	-	130,134	1,926,621
Net gain (loss) on investments	-	121,049	2,064,104
Net increase (decrease) in net assets from operations	30,605	154,939	1,978,594
Contract owner transactions:
Variable annuity deposits	153,528	190,237	272,492
Terminations, withdrawals and annuity payments	(1,432,937)	(431,439)	(590,130)
Transfers between subaccounts, net	(977,790)	(287,807)	(88,649)
Maintenance charges and mortality adjustments	(5,140)	412	(2,410)
Increase (decrease) in net assets from contract transactions	(2,262,339)	(528,597)	(408,697)
Total increase (decrease) in net assets	(2,231,734)	(373,658)	1,569,897
Net assets as of December 31, 2019	$6,471,790	$3,302,550	$8,116,827
Investment income (loss):
Dividend distributions	14,550	85,243	24,812
Investment Expenses:
Mortality and expense risk and administrative charges	(115,047)	(44,082)	(94,702)
Net investment income (loss)	(100,497)	41,161	(69,890)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	188,877
Realized capital gain (loss) on investments	-	25,649	93,449
Change in unrealized appreciation (depreciation)	-	92,736	787,993
Net gain (loss) on investments	-	118,385	1,070,319
Net increase (decrease) in net assets from operations	(100,497)	159,546	1,000,429
Contract owner transactions:
Variable annuity deposits	265,168	73,652	254,150
Terminations, withdrawals and annuity payments	(1,277,778)	(551,414)	(646,719)
Transfers between subaccounts, net	4,712,210	886,865	(56,943)
Maintenance charges and mortality adjustments	(5,785)	(1,096)	(2,758)
Increase (decrease) in net assets from contract transactions	3,693,815	408,007	(452,270)
Total increase (decrease) in net assets	3,593,318	567,553	548,159
Net assets as of December 31, 2020	$10,065,108	$3,870,103	$8,664,986

(b) Liquidation. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variflex Separate Account
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Value Opportunities
Net assets as of December 31, 2018	$13,269,030	$3,356,323	$1,642,722
Investment income (loss):
Dividend distributions	186,188	7,941	-
Investment Expenses:
Mortality and expense risk and administrative charges	(176,922)	(44,640)	(23,580)
Net investment income (loss)	9,266	(36,699)	(23,580)
Increase (decrease) in net assets from operations:
Capital gain distributions	935,819	407,406	416,042
Realized capital gain (loss) on investments	278,606	(63,298)	(28,211)
Change in unrealized appreciation (depreciation)	2,174,909	454,880	103,135
Net gain (loss) on investments	3,389,334	798,988	490,966
Net increase (decrease) in net assets from operations	3,398,600	762,289	467,386
Contract owner transactions:
Variable annuity deposits	545,861	135,632	169,730
Terminations, withdrawals and annuity payments	(1,159,803)	(490,340)	(125,322)
Transfers between subaccounts, net	(650,231)	(69,151)	(76,110)
Maintenance charges and mortality adjustments	(7,503)	(753)	(718)
Increase (decrease) in net assets from contract transactions	(1,271,676)	(424,612)	(32,420)
Total increase (decrease) in net assets	2,126,924	337,677	434,966
Net assets as of December 31, 2019	$15,395,954	$3,694,000	$2,077,688
Investment income (loss):
Dividend distributions	283,788	15,532	1,402
Investment Expenses:
Mortality and expense risk and administrative charges	(166,131)	(38,402)	(19,231)
Net investment income (loss)	117,657	(22,870)	(17,829)
Increase (decrease) in net assets from operations:
Capital gain distributions	309,339	671,539	72,296
Realized capital gain (loss) on investments	315,211	(181,345)	(144,613)
Change in unrealized appreciation (depreciation)	847,421	(271,344)	124,423
Net gain (loss) on investments	1,471,971	218,850	52,106
Net increase (decrease) in net assets from operations	1,589,628	195,980	34,277
Contract owner transactions:
Variable annuity deposits	479,714	91,977	69,160
Terminations, withdrawals and annuity payments	(1,230,787)	(282,162)	(132,347)
Transfers between subaccounts, net	(963,898)	(205,772)	(146,743)
Maintenance charges and mortality adjustments	(6,107)	(760)	(540)
Increase (decrease) in net assets from contract transactions	(1,721,078)	(396,717)	(210,470)
Total increase (decrease) in net assets	(131,450)	(200,737)	(176,193)
Net assets as of December 31, 2020	$15,264,504	$3,493,263	$1,901,495

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	MFS® VIT II Research International	MFS® VIT Total Return	MFS® VIT Utilities
Net assets as of December 31, 2018	$17,155,013	$11,472,306	$9,692,985
Investment income (loss):
Dividend distributions	242,489	265,751	407,451
Investment Expenses:
Mortality and expense risk and administrative charges	(236,416)	(151,230)	(129,757)
Net investment income (loss)	6,073	114,521	277,694
Increase (decrease) in net assets from operations:
Capital gain distributions	843,816	339,771	32,273
Realized capital gain (loss) on investments	25,235	87,634	184,218
Change in unrealized appreciation (depreciation)	3,615,833	1,563,779	1,711,564
Net gain (loss) on investments	4,484,884	1,991,184	1,928,055
Net increase (decrease) in net assets from operations	4,490,957	2,105,705	2,205,749
Contract owner transactions:
Variable annuity deposits	845,760	498,067	260,729
Terminations, withdrawals and annuity payments	(1,097,499)	(1,173,022)	(761,537)
Transfers between subaccounts, net	300,896	120,188	(65,603)
Maintenance charges and mortality adjustments	(3,240)	(4,685)	(4,291)
Increase (decrease) in net assets from contract transactions	45,917	(559,452)	(570,702)
Total increase (decrease) in net assets	4,536,874	1,546,253	1,635,047
Net assets as of December 31, 2019	$21,691,887	$13,018,559	$11,328,032
Investment income (loss):
Dividend distributions	405,438	255,664	220,183
Investment Expenses:
Mortality and expense risk and administrative charges	(258,675)	(147,703)	(121,308)
Net investment income (loss)	146,763	107,961	98,875
Increase (decrease) in net assets from operations:
Capital gain distributions	773,584	332,937	260,522
Realized capital gain (loss) on investments	64,007	90,633	189,147
Change in unrealized appreciation (depreciation)	1,767,983	417,541	(193,050)
Net gain (loss) on investments	2,605,574	841,111	256,619
Net increase (decrease) in net assets from operations	2,752,337	949,072	355,494
Contract owner transactions:
Variable annuity deposits	1,134,817	339,115	291,304
Terminations, withdrawals and annuity payments	(897,241)	(1,239,614)	(687,400)
Transfers between subaccounts, net	682,161	(21,330)	(914,175)
Maintenance charges and mortality adjustments	(4,001)	(3,814)	(3,071)
Increase (decrease) in net assets from contract transactions	915,736	(925,643)	(1,313,342)
Total increase (decrease) in net assets	3,668,073	23,429	(957,848)
Net assets as of December 31, 2020	$25,359,960	$13,041,988	$10,370,184

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Neuberger Berman AMT Sustainable Equity	PIMCO VIT All Asset	PIMCO VIT CommodityRealReturn Strategy
Net assets as of December 31, 2018	$40,223,850	$4,660,724	$1,190,751
Investment income (loss):
Dividend distributions	119,561	133,750	54,876
Investment Expenses:
Mortality and expense risk and administrative charges	(515,027)	(56,307)	(14,681)
Net investment income (loss)	(395,466)	77,443	40,195
Increase (decrease) in net assets from operations:
Capital gain distributions	2,295,601	-	-
Realized capital gain (loss) on investments	2,285,688	(15,440)	(201,750)
Change in unrealized appreciation (depreciation)	4,975,351	402,085	277,714
Net gain (loss) on investments	9,556,640	386,645	75,964
Net increase (decrease) in net assets from operations	9,161,174	464,088	116,159
Contract owner transactions:
Variable annuity deposits	496,715	128,641	61,185
Terminations, withdrawals and annuity payments	(4,545,745)	(816,646)	(158,322)
Transfers between subaccounts, net	(1,634,803)	(35,327)	(46,106)
Maintenance charges and mortality adjustments	(12,171)	(1,217)	(536)
Increase (decrease) in net assets from contract transactions	(5,696,004)	(724,549)	(143,779)
Total increase (decrease) in net assets	3,465,170	(260,461)	(27,620)
Net assets as of December 31, 2019	$43,689,020	$4,400,263	$1,163,131
Investment income (loss):
Dividend distributions	151,492	187,391	67,308
Investment Expenses:
Mortality and expense risk and administrative charges	(484,565)	(45,555)	(12,207)
Net investment income (loss)	(333,073)	141,836	55,101
Increase (decrease) in net assets from operations:
Capital gain distributions	1,666,553	-	-
Realized capital gain (loss) on investments	1,786,900	(66,667)	(169,705)
Change in unrealized appreciation (depreciation)	3,596,889	107,958	118,553
Net gain (loss) on investments	7,050,342	41,291	(51,152)
Net increase (decrease) in net assets from operations	6,717,269	183,127	3,949
Contract owner transactions:
Variable annuity deposits	923,154	116,032	37,841
Terminations, withdrawals and annuity payments	(3,382,189)	(585,905)	(174,237)
Transfers between subaccounts, net	(2,268,608)	(383,801)	11,758
Maintenance charges and mortality adjustments	(11,785)	(1,150)	(630)
Increase (decrease) in net assets from contract transactions	(4,739,428)	(854,824)	(125,268)
Total increase (decrease) in net assets	1,977,841	(671,697)	(121,319)
Net assets as of December 31, 2020	$45,666,861	$3,728,566	$1,041,812

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT Low Duration	PIMCO VIT Real Return
Net assets as of December 31, 2018	$4,255,129	$5,031,834	$13,647,673
Investment income (loss):
Dividend distributions	77,200	510,115	222,355
Investment Expenses:
Mortality and expense risk and administrative charges	(52,829)	(226,014)	(162,903)
Net investment income (loss)	24,371	284,101	59,452
Increase (decrease) in net assets from operations:
Capital gain distributions	29,924	-	-
Realized capital gain (loss) on investments	31,875	3,740	(97,589)
Change in unrealized appreciation (depreciation)	155,830	150,631	974,256
Net gain (loss) on investments	217,629	154,371	876,667
Net increase (decrease) in net assets from operations	242,000	438,472	936,119
Contract owner transactions:
Variable annuity deposits	220,684	234,559	414,489
Terminations, withdrawals and annuity payments	(334,287)	(1,411,939)	(1,775,199)
Transfers between subaccounts, net	(99,981)	28,507,738	(333,406)
Maintenance charges and mortality adjustments	(2,116)	(3,046)	(5,120)
Increase (decrease) in net assets from contract transactions	(215,700)	27,327,312	(1,699,236)
Total increase (decrease) in net assets	26,300	27,765,784	(763,117)
Net assets as of December 31, 2019	$4,281,429	$32,797,618	$12,884,556
Investment income (loss):
Dividend distributions	261,203	201,747	180,726
Investment Expenses:
Mortality and expense risk and administrative charges	(51,201)	(174,518)	(153,373)
Net investment income (loss)	210,002	27,229	27,353
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	23,168	209,074	61,241
Change in unrealized appreciation (depreciation)	(69,415)	16,465	1,166,088
Net gain (loss) on investments	(46,247)	225,539	1,227,329
Net increase (decrease) in net assets from operations	163,755	252,768	1,254,682
Contract owner transactions:
Variable annuity deposits	189,209	501,205	300,677
Terminations, withdrawals and annuity payments	(339,993)	(830,196)	(1,251,876)
Transfers between subaccounts, net	102,186	(17,602,304)	(665,707)
Maintenance charges and mortality adjustments	(2,533)	(11,533)	(3,190)
Increase (decrease) in net assets from contract transactions	(51,131)	(17,942,828)	(1,620,096)
Total increase (decrease) in net assets	112,624	(17,690,060)	(365,414)
Net assets as of December 31, 2020	$4,394,053	$15,107,558	$12,519,142

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

Royce Micro-Cap
Net assets as of December 31, 2018	$1,928,531
Investment income (loss):
Dividend distributions	-
Investment Expenses:
Mortality and expense risk and administrative charges	(25,550)
Net investment income (loss)	(25,550)
Increase (decrease) in net assets from operations:
Capital gain distributions	184,923
Realized capital gain (loss) on investments	(30,456)
Change in unrealized appreciation (depreciation)	215,921
Net gain (loss) on investments	370,388
Net increase (decrease) in net assets from operations	344,838
Contract owner transactions:
Variable annuity deposits	114,756
Terminations, withdrawals and annuity payments	(237,854)
Transfers between subaccounts, net	(69,965)
Maintenance charges and mortality adjustments	(939)
Increase (decrease) in net assets from contract transactions	(194,002)
Total increase (decrease) in net assets	150,836
Net assets as of December 31, 2019	$2,079,367
Investment income (loss):
Dividend distributions	-
Investment Expenses:
Mortality and expense risk and administrative charges	(22,030)
Net investment income (loss)	(22,030)
Increase (decrease) in net assets from operations:
Capital gain distributions	29,753
Realized capital gain (loss) on investments	(63,640)
Change in unrealized appreciation (depreciation)	449,475
Net gain (loss) on investments	415,588
Net increase (decrease) in net assets from operations	393,558
Contract owner transactions:
Variable annuity deposits	94,166
Terminations, withdrawals and annuity payments	(158,056)
Transfers between subaccounts, net	(104,167)
Maintenance charges and mortality adjustments	(703)
Increase (decrease) in net assets from contract transactions	(168,760)
Total increase (decrease) in net assets	224,798
Net assets as of December 31, 2020	$2,304,165

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account
Notes to Financial Statements
December 31, 2020

1. Organization and Significant Accounting Policies

Variflex Separate Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

American Century VP Ultra®	II	American Century Investment Management, Inc	-
American Century VP Value	II	American Century Investment Management, Inc	-
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	-
ClearBridge Variable Aggressive Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Guggenheim VIF All Cap Value	-	Security Investors, LLC	-
Guggenheim VIF Alpha Opportunity	-	Security Investors, LLC	-
Guggenheim VIF High Yield	-	Security Investors, LLC	-
Guggenheim VIF Large Cap Value	-	Security Investors, LLC	-
Guggenheim VIF Long Short Equity	-	Security Investors, LLC	-
Guggenheim VIF Managed Asset Allocation	-	Security Investors, LLC	-
Guggenheim VIF Small Cap Value	-	Security Investors, LLC	-
Guggenheim VIF SMid Cap Value	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Large Core	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Large Growth	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Mid Growth	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Small Growth	-	Security Investors, LLC	-
Guggenheim VIF Total Return Bond	-	Security Investors, LLC	-
Guggenheim VIF World Equity Income	-	Security Investors, LLC	-
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Series II	Invesco Advisers, Inc	-
Invesco Oppenheimer V.I. Main Street Small Cap Fund	Series II	Invesco Advisers, Inc	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	-
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	-
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	-
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc	-

Variflex Separate Account
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc	-
Invesco V.I. Value Opportunities	Series II	Invesco Advisers, Inc	-
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	-
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	-
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	-
Royce Micro-Cap	Investment	Royce & Associates, LP	-

Forty subaccounts are currently offered by the Account, all of which had activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

The Account receives deposits from two types of variable annuity contracts issued by SBL: Variflex Variable Annuity (Variflex) and Variflex ES Variable Annuity (Variflex ES).

Variflex Separate Account
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

All subaccounts reported a full twelve month period except for the following as indicated:
Inception Date	Subaccount

April 29, 2016	Invesco V.I. Government Money Market

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving fund as indicated:

Date	Surviving Subaccount	Closed Subaccount

April 30, 2020	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Mid Cap Growth

During the current year the following subaccount was liquidated and subsequently reinvested:
Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)

April 30, 2020	BNY Mellon VIF International Value	Invesco V.I. Government Money Market	2,890,894

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2020, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

American Century VP Ultra®	$ 10,227,678	$ 16,145,983
American Century VP Value	34,331,661	5,121,940
BNY Mellon IP Technology Growth	4,326,635	2,082,056
ClearBridge Variable Aggressive Growth	1,866,162	2,466,163
ClearBridge Variable Small Cap Growth	1,447,718	1,449,796
Guggenheim VIF All Cap Value	4,733,056	7,404,834
Guggenheim VIF Alpha Opportunity	45,399	558,005
Guggenheim VIF High Yield	3,435,652	3,981,513
Guggenheim VIF Large Cap Value	14,228,902	17,066,573
Guggenheim VIF Long Short Equity	170,766	481,977
Guggenheim VIF Managed Asset Allocation	2,698,649	3,728,876
Guggenheim VIF Small Cap Value	3,239,584	3,798,480
Guggenheim VIF SMid Cap Value	5,666,310	15,240,279
Guggenheim VIF StylePlus Large Core	12,881,730	18,801,948
Guggenheim VIF StylePlus Large Growth	4,397,470	4,589,702
Guggenheim VIF StylePlus Mid Growth	10,208,316	12,566,746
Guggenheim VIF StylePlus Small Growth	729,992	2,615,711
Guggenheim VIF Total Return Bond	5,482,497	5,442,390

Variflex Separate Account
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Guggenheim VIF World Equity Income	$ 4,866,385	$ 10,613,583
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (a)	6,560,731	5,470,398
Invesco Oppenheimer V.I. Main Street Small Cap Fund	635,177	1,663,267
Invesco V.I. Comstock	722,500	2,393,613
Invesco V.I. Equity and Income	1,641,432	2,168,342
Invesco V.I. Global Real Estate	836,108	962,236
Invesco V.I. Government Money Market (b)	9,544,897	5,951,579
Invesco V.I. Government Securities	1,343,329	894,161
Invesco V.I. Health Care	828,317	1,161,600
Invesco V.I. International Growth	1,656,557	2,950,639
Invesco V.I. Mid Cap Core Equity	928,266	676,314
Invesco V.I. Value Opportunities	240,101	396,104
MFS® VIT II Research International	3,854,473	2,018,390
MFS® VIT Total Return	1,373,248	1,857,993
MFS® VIT Utilities	897,413	1,851,358
Neuberger Berman AMT Sustainable Equity	1,963,992	5,369,940
PIMCO VIT All Asset	321,903	1,034,891
PIMCO VIT CommodityRealReturn Strategy	201,082	271,249
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	1,267,201	1,108,330
PIMCO VIT Low Duration	11,714,997	29,630,596
PIMCO VIT Real Return	825,721	2,418,464
Royce Micro-Cap	148,176	309,213

(a) Merger. See Note 1.
(b) Liquidation. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.
The annuity assets for December 31, 2020 by subaccount are as follows:

Subaccount	Annuity Assets

American Century VP Ultra®	$ 64,592

Variflex Separate Account
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets

American Century VP Value	$ 11,624
BNY Mellon IP Technology Growth	10,926
ClearBridge Variable Aggressive Growth	18,082
Guggenheim VIF All Cap Value	91,570
Guggenheim VIF High Yield	23,372
Guggenheim VIF Large Cap Value	1,305,476
Guggenheim VIF Managed Asset Allocation	119,198
Guggenheim VIF Small Cap Value	40,309
Guggenheim VIF SMid Cap Value	152,649
Guggenheim VIF StylePlus Large Core	1,046,691
Guggenheim VIF StylePlus Large Growth	60,242
Guggenheim VIF StylePlus Mid Growth	303,266
Guggenheim VIF StylePlus Small Growth	51,079
Guggenheim VIF Total Return Bond	91,086
Guggenheim VIF World Equity Income	277,452
Invesco Oppenheimer V.I. Main Street Small Cap Fund	18,840
Invesco V.I. Global Real Estate	13,245
Invesco V.I. Government Money Market	26,541
Invesco V.I. Government Securities	57,722
Invesco V.I. Health Care	1,460
Invesco V.I. International Growth	1,895
Invesco V.I. Mid Cap Core Equity	1,281
MFS® VIT Total Return	3,717
MFS® VIT Utilities	8,249
Neuberger Berman AMT Sustainable Equity	133,563
PIMCO VIT All Asset	98,875
PIMCO VIT CommodityRealReturn Strategy	1,335
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	80,395
PIMCO VIT Low Duration	84,323
PIMCO VIT Real Return	25,512

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Variflex Separate Account
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

As the economic and regulatory environment continues to evolve related to COVID-19, we cannot reasonably estimate the length or severity of this event or the impact to Separate Account performance and financial results. However, in general, a deterioration in general economic and business conditions can have a negative impact on individual unit values and could cause a net decrease in net assets resulting from operations of the separate account.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.
The Account had no financial liabilities as of December 31, 2020.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.20% of the net asset value of each Variflex contract and 1.00% of the net asset value of each Variflex ES contract.  These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

• Account Administrative Charge: SBL deducts an administrative fee of $30 per year for each Variflex contract and $15 per year for each Variflex ES contract, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

• Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 8% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first eight years of the contract.

Variflex Separate Account
Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2020 and 2019, were as follows:

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

American Century VP Ultra®	173,663	(400,469)	(226,806)	119,248	(561,847)	(442,599)
American Century VP Value	1,511,357	(205,499)	1,305,858	72,918	(500,154)	(427,236)
BNY Mellon IP Technology Growth	71,966	(44,742)	27,224	34,272	(75,419)	(41,147)
ClearBridge Variable Aggressive Growth	44,497	(96,946)	(52,449)	28,960	(97,178)	(68,218)
ClearBridge Variable Small Cap Growth	25,433	(40,090)	(14,657)	47,725	(50,892)	(3,167)
Guggenheim VIF All Cap Value	19,582	(130,026)	(110,444)	15,317	(124,683)	(109,366)
Guggenheim VIF Alpha Opportunity	1,955	(27,147)	(25,192)	4,995	(31,840)	(26,845)
Guggenheim VIF High Yield	77,238	(111,021)	(33,783)	61,167	(89,377)	(28,210)
Guggenheim VIF Large Cap Value	10,323	(123,182)	(112,859)	12,244	(144,041)	(131,797)
Guggenheim VIF Long Short Equity	12,522	(34,529)	(22,007)	9,331	(32,613)	(23,282)
Guggenheim VIF Managed Asset Allocation	26,213	(90,597)	(64,384)	27,121	(78,931)	(51,810)
Guggenheim VIF Small Cap Value	23,139	(74,946)	(51,807)	9,083	(70,549)	(61,466)
Guggenheim VIF SMid Cap Value	9,129	(131,773)	(122,644)	8,735	(103,507)	(94,772)
Guggenheim VIF StylePlus Large Core	23,424	(128,279)	(104,855)	14,701	(148,654)	(133,953)
Guggenheim VIF StylePlus Large Growth	124,044	(175,521)	(51,477)	77,717	(116,298)	(38,581)
Guggenheim VIF StylePlus Mid Growth	22,246	(98,334)	(76,088)	14,099	(178,448)	(164,349)
Guggenheim VIF StylePlus Small Growth	13,533	(64,308)	(50,775)	13,813	(72,333)	(58,520)
Guggenheim VIF Total Return Bond	109,552	(112,609)	(3,057)	52,566	(105,611)	(53,045)
Guggenheim VIF World Equity Income	28,829	(190,479)	(161,650)	11,042	(208,861)	(197,819)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (a)	230,102	(236,006)	(5,904)	24,486	(59,905)	(35,419)
Invesco Oppenheimer V.I. Main Street Small Cap Fund	21,021	(58,085)	(37,064)	22,687	(49,005)	(26,318)
Invesco V.I. Comstock	26,837	(127,834)	(100,997)	43,533	(53,555)	(10,022)
Invesco V.I. Equity and Income	41,837	(105,028)	(63,191)	73,640	(90,835)	(17,195)
Invesco V.I. Global Real Estate	22,208	(44,194)	(21,986)	16,830	(37,035)	(20,205)

(a) Merger. See Note 1.

Variflex Separate Account
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Invesco V.I. Government Money Market (b)	971,607	(597,718)	373,889	322,896	(552,395)	(229,499)
Invesco V.I. Government Securities	100,446	(68,337)	32,109	40,114	(84,023)	(43,909)
Invesco V.I. Health Care	22,144	(36,981)	(14,837)	25,749	(40,570)	(14,821)
Invesco V.I. International Growth	62,436	(154,564)	(92,128)	38,763	(110,729)	(71,966)
Invesco V.I. Mid Cap Core Equity	13,254	(32,445)	(19,191)	9,013	(28,368)	(19,355)
Invesco V.I. Value Opportunities	12,342	(27,251)	(14,909)	18,145	(20,180)	(2,035)
MFS® VIT II Research International	186,492	(119,479)	67,013	99,589	(96,312)	3,277
MFS® VIT Total Return	45,286	(94,354)	(49,068)	52,557	(82,869)	(30,312)
MFS® VIT Utilities	16,299	(61,523)	(45,224)	29,907	(50,196)	(20,289)
Neuberger Berman AMT Sustainable Equity	6,272	(141,181)	(134,909)	13,553	(183,399)	(169,846)
PIMCO VIT All Asset	9,202	(58,919)	(49,717)	16,100	(57,365)	(41,265)
PIMCO VIT CommodityRealReturn Strategy	29,702	(50,617)	(20,915)	36,100	(61,286)	(25,186)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	57,265	(61,135)	(3,870)	26,024	(38,348)	(12,324)
PIMCO VIT Low Duration	874,593	(2,256,493)	(1,381,900)	2,245,944	(119,039)	2,126,905
PIMCO VIT Real Return	44,135	(145,351)	(101,216)	29,014	(143,036)	(114,022)
Royce Micro-Cap	8,296	(19,739)	(11,443)	17,278	(28,901)	(11,623)

(b) Liquidation. See Note 1.

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance.  Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.  The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2020, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Century VP Ultra®
2020	1,076,598	47.45	47.45	51,089,255	-	1.20	1.20	47.73	47.73
2019	1,303,404	32.12	32.12	41,860,764	-	1.20	1.20	32.84	32.84
2018	1,746,003	24.18	24.18	42,212,088	0.14	1.20	1.20	(0.62)	(0.62)
2017	2,196,197	24.33	24.33	53,425,045	0.24	1.20	1.20	30.46	30.46
2016	2,394,672	18.65	18.65	44,663,315	0.19	1.20	1.20	3.10	3.10
American Century VP Value
2020	2,419,376	26.08	26.08	63,097,202	0.03	1.20	1.20	(0.38)	(0.38)
2019	1,113,518	26.18	26.18	29,151,576	2.17	1.20	1.20	25.38	25.38
2018	1,540,754	20.88	20.88	32,165,017	1.55	1.20	1.20	(10.35)	(10.35)
2017	864,246	23.29	23.29	20,130,144	1.44	1.20	1.20	7.28	7.28
2016	1,106,221	21.71	21.71	24,017,485	1.52	1.20	1.20	18.83	18.83
BNY Mellon IP Technology Growth
2020	254,944	60.20	60.20	15,342,213	0.00	1.20	1.20	67.55	67.55
2019	227,720	35.93	35.93	8,179,141	-	1.20	1.20	23.98	23.98
2018	268,867	28.98	28.98	7,787,977	-	1.20	1.20	(2.46)	(2.46)
2017	314,770	29.71	29.71	9,348,134	-	1.20	1.20	40.67	40.67
2016	256,064	21.12	21.12	5,405,969	-	1.20	1.20	3.13	3.13

Variflex Separate Account
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

ClearBridge Variable Aggressive Growth
2020	292,187	30.88	30.88	9,013,975	0.01	1.20	1.20	16.31	16.31
2019	344,636	26.55	26.55	9,141,723	0.72	1.20	1.20	23.26	23.26
2018	412,854	21.54	21.54	8,886,542	0.32	1.20	1.20	(9.65)	(9.65)
2017	652,635	23.84	23.84	15,555,325	0.26	1.20	1.20	14.56	14.56
2016	753,634	20.81	20.81	15,674,689	0.37	1.20	1.20	(0.24)	(0.24)
ClearBridge Variable Small Cap Growth
2020	171,846	48.86	48.86	8,396,269	-	1.20	1.20	41.54	41.54
2019	186,503	34.52	34.52	6,437,856	-	1.20	1.20	25.34	25.34
2018	189,670	27.54	27.54	5,223,073	-	1.20	1.20	2.19	2.19
2017	177,906	26.95	26.95	4,794,307	-	1.20	1.20	22.78	22.78
2016	180,404	21.95	21.95	3,959,476	-	1.20	1.20	4.52	4.52
Guggenheim VIF All Cap Value
2020	973,006	61.25	64.43	59,565,311	0.02	1.00	1.20	0.64	0.85
2019	1,083,450	60.85	63.89	65,901,101	1.51	1.00	1.20	22.25	22.51
2018	1,192,816	49.77	52.15	59,349,777	1.12	1.00	1.20	(11.71)	(11.52)
2017	1,427,937	56.37	58.94	80,472,299	1.05	1.00	1.20	13.40	13.63
2016	1,598,185	49.71	51.87	79,424,556	1.45	1.00	1.20	21.24	21.48
Guggenheim VIF Alpha Opportunity
2020	78,674	20.89	20.89	1,638,039	0.01	1.20	1.20	(0.95)	(0.95)
2019	103,866	21.09	21.09	2,183,785	0.16	1.20	1.20	(3.61)	(3.61)
2018	130,711	21.88	21.88	2,853,336	-	1.20	1.20	(12.65)	(12.65)
2017	202,184	25.05	25.05	5,056,116	-	1.20	1.20	5.96	5.96
2016	235,437	23.64	23.64	5,558,827	-	1.20	1.20	11.40	11.40
Guggenheim VIF High Yield
2020	295,330	37.81	39.72	11,150,819	0.07	1.00	1.20	3.39	3.60
2019	329,113	36.57	38.34	12,020,906	8.05	1.00	1.20	10.38	10.59
2018	357,323	33.13	34.67	11,826,269	7.19	1.00	1.20	(5.29)	(5.09)
2017	537,042	34.98	36.53	18,771,672	4.94	1.00	1.20	4.95	5.18
2016	630,972	33.33	34.73	21,013,638	7.82	1.00	1.20	16.13	16.35

Variflex Separate Account
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Large Cap Value
2020	1,092,023	49.08	146.32	159,638,255	0.02	1.00	1.20	0.98	1.20
2019	1,204,882	48.50	144.90	174,439,718	1.78	1.00	1.20	20.35	20.59
2018	1,336,679	40.22	120.39	160,802,608	1.37	1.00	1.20	(10.62)	(10.42)
2017	1,566,054	44.90	134.69	210,790,105	1.24	1.00	1.20	14.43	14.66
2016	1,712,491	39.16	117.71	201,448,397	1.67	1.00	1.20	19.95	20.20
Guggenheim VIF Long Short Equity
2020	112,681	14.68	14.68	1,656,240	0.01	1.20	1.20	3.67	3.67
2019	134,688	14.16	14.16	1,909,354	0.59	1.20	1.20	4.27	4.27
2018	157,970	13.58	13.58	2,147,387	-	1.20	1.20	(14.00)	(14.00)
2017	190,361	15.79	15.79	3,007,346	0.35	1.20	1.20	13.43	13.43
2016	200,164	13.92	13.92	2,786,500	-	1.20	1.20	(0.50)	(0.50)
Guggenheim VIF Managed Asset Allocation
2020	576,773	43.88	46.16	25,305,355	0.01	1.00	1.20	11.23	11.44
2019	641,157	39.45	41.42	25,289,210	1.68	1.00	1.20	18.68	18.92
2018	692,967	33.24	34.83	23,033,276	1.42	1.00	1.20	(6.86)	(6.67)
2017	784,406	35.69	37.32	27,994,809	1.51	1.00	1.20	13.01	13.23
2016	858,525	31.58	32.96	27,110,103	1.20	1.00	1.20	6.73	6.94
Guggenheim VIF Small Cap Value
2020	494,861	57.71	60.17	28,560,360	0.01	1.00	1.20	(2.15)	(1.96)
2019	546,668	58.98	61.37	32,246,001	0.81	1.00	1.20	21.11	21.36
2018	608,134	48.70	50.57	29,619,371	0.32	1.00	1.20	(13.71)	(13.56)
2017	823,420	56.44	58.50	46,480,179	0.37	1.00	1.20	2.45	2.67
2016	906,692	55.09	56.98	49,951,098	0.11	1.00	1.20	25.09	25.34
Guggenheim VIF SMid Cap Value
2020	818,159	126.87	133.09	103,758,472	0.01	1.00	1.20	3.05	3.26
2019	940,803	123.12	128.89	115,787,686	0.92	1.00	1.20	25.19	25.43
2018	1,035,575	98.35	102.76	101,817,730	0.61	1.00	1.20	(14.03)	(13.85)
2017	1,246,952	114.40	119.28	142,606,379	0.66	1.00	1.20	12.36	12.58
2016	1,374,585	101.82	105.95	139,924,198	0.92	1.00	1.20	25.24	25.49

Variflex Separate Account
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF StylePlus Large Core
2020	1,175,094	58.82	159.70	187,593,745	0.02	1.00	1.20	17.36	17.59
2019	1,279,949	50.02	136.08	174,118,630	2.15	1.00	1.20	28.40	28.65
2018	1,413,902	38.88	105.98	149,794,031	1.58	1.00	1.20	(7.69)	(7.49)
2017	1,750,810	42.03	114.80	200,945,721	1.18	1.00	1.20	20.75	21.02
2016	1,875,582	34.73	95.07	178,255,646	0.86	1.00	1.20	11.98	12.21
Guggenheim VIF StylePlus Large Growth
2020	956,263	31.84	33.27	30,397,930	0.01	1.00	1.20	36.18	36.52
2019	1,007,740	23.38	24.37	23,518,934	2.04	1.00	1.20	32.31	32.59
2018	1,046,321	17.67	18.38	18,456,578	1.39	1.00	1.20	(4.80)	(4.62)
2017	1,695,133	18.56	19.27	31,424,318	0.98	1.00	1.20	28.53	28.81
2016	1,747,319	14.44	14.96	25,197,790	0.52	1.00	1.20	7.44	7.63
Guggenheim VIF StylePlus Mid Growth
2020	1,046,584	118.37	146.11	152,879,173	0.01	1.00	1.20	30.51	30.78
2019	1,122,672	90.51	111.95	125,647,915	0.85	1.00	1.20	31.11	31.38
2018	1,287,021	68.89	85.38	109,865,085	1.34	1.00	1.20	(8.22)	(8.04)
2017	1,663,196	74.91	93.03	154,696,543	0.91	1.00	1.20	23.17	23.41
2016	1,838,378	60.70	75.53	138,813,088	0.64	1.00	1.20	7.35	7.57
Guggenheim VIF StylePlus Small Growth
2020	514,974	50.86	53.31	26,192,036	0.01	1.00	1.20	30.24	30.50
2019	565,749	39.05	40.85	22,093,125	0.65	1.00	1.20	24.17	24.43
2018	624,269	31.45	32.83	19,632,700	1.05	1.00	1.20	(11.38)	(11.20)
2017	775,212	35.49	36.97	27,512,558	0.73	1.00	1.20	20.92	21.17
2016	817,886	29.35	30.51	24,005,242	0.37	1.00	1.20	12.11	12.29
Guggenheim VIF Total Return Bond
2020	625,500	27.10	49.24	30,784,120	0.02	1.00	1.20	12.83	13.06
2019	628,557	23.97	43.64	27,415,253	2.70	1.00	1.20	3.22	3.45
2018	681,602	23.17	42.27	28,798,889	4.12	1.00	1.20	(0.09)	0.09
2017	796,941	23.15	42.31	33,700,608	4.29	1.00	1.20	5.44	5.66
2016	798,468	21.91	40.12	32,019,873	4.43	1.00	1.20	5.55	5.79

Variflex Separate Account
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF World Equity Income
2020	1,642,120	56.05	58.27	95,731,361	0.03	1.00	1.20	5.37	5.58
2019	1,803,770	53.09	55.30	99,792,053	2.79	1.00	1.20	19.93	20.19
2018	2,001,589	44.17	46.11	92,319,109	2.89	1.00	1.20	(9.27)	(9.10)
2017	2,374,535	48.59	50.82	120,712,889	2.77	1.00	1.20	13.69	13.90
2016	2,624,271	42.66	44.70	117,345,821	3.06	1.00	1.20	9.05	9.27
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (a)
2020	188,808	33.03	33.03	6,235,808	-	1.20	1.20	38.26	38.26
2019	194,712	23.89	23.89	4,647,032	-	1.20	1.20	32.43	32.43
2018	230,131	18.04	18.04	4,148,930	-	1.20	1.20	(7.01)	(7.01)
2017	279,607	19.40	19.40	5,421,565	-	1.20	1.20	20.65	20.65
2016	302,086	16.08	16.08	4,853,736	-	1.20	1.20	(0.62)	(0.62)
Invesco Oppenheimer V.I. Main Street Small Cap Fund
2020	202,454	36.16	36.16	7,321,674	0.00	1.20	1.20	18.21	18.21
2019	239,518	30.59	30.59	7,328,260	-	1.20	1.20	24.60	24.60
2018	265,836	24.55	24.55	6,526,547	0.06	1.20	1.20	(11.63)	(11.63)
2017	329,408	27.78	27.78	9,150,151	0.66	1.20	1.20	12.56	12.56
2016	298,371	24.68	24.68	7,363,878	0.24	1.20	1.20	16.25	16.25
Invesco V.I. Comstock
2020	278,481	22.13	22.13	6,161,525	0.02	1.20	1.20	(2.30)	(2.30)
2019	379,478	22.65	22.65	8,592,442	1.74	1.20	1.20	23.43	23.43
2018	389,500	18.35	18.35	7,144,653	1.53	1.20	1.20	(13.40)	(13.40)
2017	474,881	21.19	21.19	10,061,748	1.89	1.20	1.20	16.17	16.17
2016	541,899	18.24	18.24	9,883,619	1.19	1.20	1.20	15.59	15.59

(a) Merger. See Note 1.

Variflex Separate Account
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Equity and Income
2020	631,766	23.10	23.10	14,592,674	0.02	1.20	1.20	8.35	8.35
2019	694,957	21.32	21.32	14,817,440	2.43	1.20	1.20	18.58	18.58
2018	712,152	17.98	17.98	12,805,989	1.96	1.20	1.20	(10.81)	(10.81)
2017	831,326	20.16	20.16	16,762,436	1.51	1.20	1.20	9.45	9.45
2016	878,798	18.42	18.42	16,188,496	1.55	1.20	1.20	13.42	13.42
Invesco V.I. Global Real Estate
2020	234,915	22.28	22.28	5,233,046	0.04	1.20	1.20	(13.37)	(13.37)
2019	256,901	25.72	25.72	6,606,242	4.71	1.20	1.20	21.55	21.55
2018	277,106	21.16	21.16	5,863,804	3.46	1.20	1.20	(7.31)	(7.31)
2017	350,927	22.83	22.83	8,009,577	3.10	1.20	1.20	11.69	11.69
2016	431,150	20.44	20.44	8,810,071	1.61	1.20	1.20	0.84	0.84
Invesco V.I. Government Money Market (b)
2020	1,028,992	9.79	9.88	10,065,108	0.00	1.00	1.20	(0.91)	(0.80)
2019	655,103	9.88	9.96	6,471,790	1.52	1.00	1.20	0.41	0.71
2018	884,602	9.84	9.89	8,703,524	1.26	1.00	1.20	0.10	0.20
2017	849,055	9.83	9.87	8,347,687	0.31	1.00	1.20	(0.91)	(0.70)
2016	1,068,620	9.92	9.94	10,600,953	0.07	1.00	1.20	(0.80)	(0.60)
Invesco V.I. Government Securities
2020	301,620	12.84	12.84	3,870,103	0.02	1.20	1.20	4.73	4.73
2019	269,511	12.26	12.26	3,302,550	2.21	1.20	1.20	4.43	4.43
2018	313,420	11.74	11.74	3,676,208	1.81	1.20	1.20	(0.93)	(0.93)
2017	382,421	11.85	11.85	4,527,570	1.51	1.20	1.20	0.51	0.51
2016	605,424	11.79	11.79	7,133,117	2.03	1.20	1.20	(0.17)	(0.17)

(b) Liquidation. See Note 1.

Variflex Separate Account
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Health Care
2020	250,171	34.64	34.64	8,664,986	0.00	1.20	1.20	13.05	13.05
2019	265,008	30.64	30.64	8,116,827	0.04	1.20	1.20	30.94	30.94
2018	279,829	23.40	23.40	6,546,930	-	1.20	1.20	(0.30)	(0.30)
2017	383,748	23.47	23.47	9,006,958	0.37	1.20	1.20	14.43	14.43
2016	437,831	20.51	20.51	8,979,421	-	1.20	1.20	(12.54)	(12.54)
Invesco V.I. International Growth
2020	690,486	22.11	22.11	15,264,504	0.02	1.20	1.20	12.40	12.40
2019	782,614	19.67	19.67	15,395,954	1.30	1.20	1.20	26.66	26.66
2018	854,580	15.53	15.53	13,269,030	1.70	1.20	1.20	(16.19)	(16.19)
2017	1,066,828	18.53	18.53	19,773,499	1.29	1.20	1.20	21.19	21.19
2016	1,153,606	15.29	15.29	17,632,853	1.17	1.20	1.20	(1.86)	(1.86)
Invesco V.I. Mid Cap Core Equity
2020	139,069	25.15	25.15	3,493,263	0.00	1.20	1.20	7.62	7.62
2019	158,260	23.37	23.37	3,694,000	0.23	1.20	1.20	23.52	23.52
2018	177,615	18.92	18.92	3,356,323	0.10	1.20	1.20	(12.65)	(12.65)
2017	247,648	21.66	21.66	5,359,837	0.33	1.20	1.20	13.28	13.28
2016	269,198	19.12	19.12	5,143,340	-	1.20	1.20	11.81	11.81
Invesco V.I. Value Opportunities
2020	108,919	17.48	17.48	1,901,495	0.00	1.20	1.20	4.05	4.05
2019	123,828	16.80	16.80	2,077,688	-	1.20	1.20	28.54	28.54
2018	125,863	13.07	13.07	1,642,722	-	1.20	1.20	(20.30)	(20.30)
2017	173,005	16.40	16.40	2,834,939	0.02	1.20	1.20	15.82	15.82
2016	179,889	14.16	14.16	2,544,956	0.07	1.20	1.20	16.54	16.54
MFS® VIT II Research International
2020	1,412,081	17.97	17.97	25,359,960	0.02	1.20	1.20	11.41	11.41
2019	1,345,068	16.13	16.13	21,691,887	1.25	1.20	1.20	26.11	26.11
2018	1,341,791	12.79	12.79	17,155,013	1.01	1.20	1.20	(15.35)	(15.35)
2017	904,294	15.11	15.11	13,658,097	1.31	1.20	1.20	26.34	26.34
2016	1,433,152	11.96	11.96	17,130,063	1.28	1.20	1.20	(2.05)	(2.05)

Variflex Separate Account
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS® VIT Total Return
2020	612,965	21.29	21.29	13,041,988	0.02	1.20	1.20	8.24	8.24
2019	662,033	19.67	19.67	13,018,559	2.17	1.20	1.20	18.64	18.64
2018	692,345	16.58	16.58	11,472,306	1.80	1.20	1.20	(7.01)	(7.01)
2017	913,556	17.83	17.83	16,279,948	2.29	1.20	1.20	10.68	10.68
2016	836,405	16.11	16.11	13,465,308	2.91	1.20	1.20	7.54	7.54
MFS® VIT Utilities
2020	323,158	32.09	32.09	10,370,184	0.02	1.20	1.20	4.36	4.36
2019	368,382	30.75	30.75	11,328,032	3.88	1.20	1.20	23.30	23.30
2018	388,671	24.94	24.94	9,692,985	0.77	1.20	1.20	(0.40)	(0.40)
2017	497,038	25.04	25.04	12,445,613	4.24	1.20	1.20	13.15	13.15
2016	540,268	22.13	22.13	11,958,182	3.83	1.20	1.20	9.88	9.88
Neuberger Berman AMT Sustainable Equity
2020	1,059,233	43.14	44.44	45,666,861	0.00	1.00	1.20	17.87	18.10
2019	1,194,142	36.60	37.63	43,689,020	0.28	1.00	1.20	24.07	24.31
2018	1,363,988	29.50	30.27	40,223,850	0.21	1.00	1.20	(7.09)	(6.89)
2017	1,569,362	31.75	32.51	49,804,433	0.35	1.00	1.20	16.69	16.94
2016	1,699,219	27.21	27.80	46,210,572	0.47	1.00	1.20	8.36	8.55
PIMCO VIT All Asset
2020	191,870	19.45	19.45	3,728,566	0.05	1.20	1.20	6.69	6.69
2019	241,587	18.23	18.23	4,400,263	2.95	1.20	1.20	10.55	10.55
2018	282,852	16.49	16.49	4,660,724	3.10	1.20	1.20	(6.57)	(6.57)
2017	399,753	17.65	17.65	7,049,926	4.75	1.20	1.20	12.21	12.21
2016	433,774	15.73	15.73	6,819,173	2.59	1.20	1.20	11.56	11.56
PIMCO VIT CommodityRealReturn Strategy
2020	177,187	5.88	5.88	1,041,812	0.06	1.20	1.20	0.17	0.17
2019	198,102	5.87	5.87	1,163,131	4.66	1.20	1.20	10.13	10.13
2018	223,288	5.33	5.33	1,190,751	2.32	1.20	1.20	(15.13)	(15.13)
2017	289,256	6.28	6.28	1,818,060	10.83	1.20	1.20	0.96	0.96
2016	359,184	6.22	6.22	2,236,575	1.14	1.20	1.20	13.71	13.71

Variflex Separate Account
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2020	239,049	18.38	18.38	4,394,053	0.06	1.20	1.20	4.25	4.25
2019	242,919	17.63	17.63	4,281,429	1.81	1.20	1.20	5.76	5.76
2018	255,243	16.67	16.67	4,255,129	1.32	1.20	1.20	0.85	0.85
2017	275,707	16.53	16.53	4,555,805	4.45	1.20	1.20	1.54	1.54
2016	320,577	16.28	16.28	5,217,156	1.48	1.20	1.20	5.24	5.24
PIMCO VIT Low Duration
2020	1,143,661	13.22	13.22	15,107,558	0.01	1.20	1.20	1.77	1.77
2019	2,525,561	12.99	12.99	32,797,618	2.70	1.20	1.20	2.77	2.77
2018	398,656	12.64	12.64	5,031,834	1.73	1.20	1.20	(0.86)	(0.86)
2017	1,973,212	12.75	12.75	25,154,612	1.37	1.20	1.20	0.16	0.16
2016	515,808	12.73	12.73	6,566,368	1.65	1.20	1.20	0.16	0.16
PIMCO VIT Real Return
2020	744,814	16.81	16.81	12,519,142	0.01	1.20	1.20	10.37	10.37
2019	846,030	15.23	15.23	12,884,556	1.68	1.20	1.20	7.10	7.10
2018	960,052	14.22	14.22	13,647,673	2.45	1.20	1.20	(3.40)	(3.40)
2017	1,332,950	14.72	14.72	19,614,005	2.39	1.20	1.20	2.44	2.44
2016	1,534,481	14.37	14.37	22,047,302	2.27	1.20	1.20	3.90	3.90
Royce Micro-Cap
2020	110,420	20.89	20.89	2,304,165	-	1.20	1.20	22.31	22.31
2019	121,863	17.08	17.08	2,079,367	-	1.20	1.20	18.12	18.12
2018	133,486	14.46	14.46	1,928,531	-	1.20	1.20	(10.13)	(10.13)
2017	235,501	16.09	16.09	3,787,921	0.65	1.20	1.20	3.87	3.87
2016	257,849	15.49	15.49	3,990,755	0.63	1.20	1.20	18.33	18.33

Variflex Separate Account
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The disclosed range represents the lowest expense ratio to highest expense ratio, respectively.  Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.